Cover	Mar. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2026
Entity File Number	001-34647
Entity Registrant Name	ZW Data Action Technologies Inc.
Entity Central Index Key	0001376321
Entity Tax Identification Number	20-4672080
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8/F, 29 Des Voeux Road Central, Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
City Area Code	+852
Local Phone Number	2669-8078
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CNET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false